As filed with the Securities and Exchange Commission on October 23, 2015

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 117	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 118	☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive,

P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 117 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 23rd day of October 2015.

PACIFIC SELECT FUND

By:	/s/ Mark Karpe
Mark Karpe
Assistant Vice President and Counsel
Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 117 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

	Chairman of the Board and Trustee	October 23, 2015
James T. Morris*

	Chief Executive Officer	October 23, 2015
Mary Ann Brown*

	Vice President and Treasurer	October 23, 2015
Eddie Tung*	(Principal Financial and Accounting Officer)

	Trustee	October 23, 2015
Gale K. Caruso*

	Trustee	October 23, 2015
Lucie H. Moore*

	Trustee	October 23, 2015
G. Thomas Willis*

	Trustee	October 23, 2015
Frederick L. Blackmon*

	Trustee	October 23, 2015
Nooruddin S. Veerjee*

*By:	/s/ Mark Karpe	October 23, 2015
Mark Karpe as attorney-in-fact pursuant to power of attorney filed herewith.

Pacific Select Fund

Power of Attorney

The undersigned Trustees and officers of Pacific Select Fund (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Anthony Zacharski, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned Trustees and officers of the Trust hereby execute this Power of Attorney effective the 17th day of September, 2015.

NAME	TITLE

/s/ James T. Morris
James T. Morris	Chairman and Trustee

/s/ Mary Ann Brown
Mary Ann Brown	Chief Executive Officer

/s/ Eddie Tung
Eddie Tung	Vice President and Treasurer

/s/ Frederick L. Blackmon
Frederick L. Blackmon	Trustee

/s/ Lucie H. Moore
Lucie H. Moore	Trustee

/s/ G. Thomas Willis
G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee
Nooruddin S. Veerjee	Trustee

/s/ Gale K. Caruso
Gale K. Caruso	Trustee

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def